Financial Instruments And Financial Risk Management - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	$ 297,209	$ 145,225
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	120,487	122,774
Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	176,722	22,451
Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Accounts Payable And Other Accrued Expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	86,326	62,834
Accounts Payable And Other Accrued Expenses [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	86,326	62,834
Accounts Payable And Other Accrued Expenses [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Accounts Payable And Other Accrued Expenses [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Deferred Consideration Contingent Consideration And Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	19,115	59,940
Deferred Consideration Contingent Consideration And Other Payables [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	19,115	59,940
Deferred Consideration Contingent Consideration And Other Payables [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Deferred Consideration Contingent Consideration And Other Payables [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Deferred Consideration And Contingent Consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	7,247	21,901
Deferred Consideration And Contingent Consideration [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Deferred Consideration And Contingent Consideration [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	7,247	21,901
Deferred Consideration And Contingent Consideration [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0	0
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	184,521	550
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	15,046	0
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	169,475	550
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	$ 0	$ 0